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[GRAPHIC APPEARS HERE]

December 22, 2009

VIA EDGAR

The United States Securities and
  Exchange Commission
100 F Street, NE
Washington, DC 20549

Subject:Genworth Life & Annuity VA Separate Account 2
        Genworth Life and Annuity Insurance Company
        Post-Effective Amendment No. 7 Under the Securities Act of 1933 Amendment No. 36 Under the Investment Company Act of 1940
        File Nos. 333-143407; 811-21892

Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the "Company") and its Genworth Life & Annuity VA Separate Account 2 (the "Separate Account"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing procedures and pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), one complete copy of Post-Effective Amendment No. 7 under the 1933 Act and Amendment No. 36 under the Investment Company Act of 1940 ("1940 Act") to the above-referenced Registration Statement on Form N-4 (the "Post-Effective Amendment").

The purpose of this Post-Effective Amendment is to (i) update disclosure in the prospectus for the Income Protector rider, which is a living benefit rider offered under the contract; (ii) make revisions in response to comments provided by the Staff of the Securities and Exchange Commission on December 15, 2009, to three new registration statements (File Nos. 333-162503; 333-162504; and 333-162506); and (iii) update certain information in the Fee Table and Examples. For Income Protector, the primary change is an update to the Withdrawal Factor percentages, which are used to calculate the guaranteed minimum withdrawal benefit provided under the rider. The revisions made in response to Staff comments are consistent with the revisions made to the registration statements for File Nos. 333-162503, 333-162504, and 333-162506.

We intend to request acceleration of the effective date of this registration statement to a date on or after January 4, 2010, but no later than January 19, 2010.

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The United States Securities and
  Exchange Commission
March 6, 2009

Page 2

The original, manually signed paper version of the Post-Effective Amendment will be maintained on file with the Company.

Should you have any questions with regard to this filing, please contact me at 804.289.3545.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel
Genworth Life and Annuity Insurance Company

Cc: Mark Cowan
    Office of Insurance Products and Regulatory Compliance